Business and organization	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Business and organization
Business and organization

1. Business and Organization

Organization

Crown Media Holdings, Inc. (“Crown Media Holdings” or the “Company”), through its wholly-owned subsidiary, Crown Media United States owns and operates pay television channels (collectively the “Channels” or the “channels”) dedicated to high quality, entertainment programming for adults and families, in the United States. As of  June 29, 2010, following the recapitalization of the Company as described below, the significant investor in the Company is H C Crown, LLC (“HCC”), a subsidiary of Hallmark Cards, Incorporated (“Hallmark Cards”).

The Company’s continuing operations are currently organized into one operating segment, the channels.

Liquidity

As of June 30, 2011, the Company had $7.1 million in cash and cash equivalents on hand.  Also available to the Company through July 14, 2011, was the full $30.0 million bank credit facility.  Day-to-day cash disbursement requirements have typically been satisfied with cash on hand and operating cash receipts supplemented with the borrowing capacity available under the bank credit facility and, prior to a series of recapitalization transactions consummated June 29, 2010 (the “Recapitalization”), forbearance by Hallmark Cards and its affiliates.

On July 14, 2011 the Company used the concurrent proceeds from a new $210.0 million senior secured term loan (the “Term Loan”) and $300.0 million of senior unsecured notes (the “Notes”) to repay the Term A Loan and the Term B Loan and redeem all of the outstanding Preferred Stock (collectively, the “2011 Refinancing”).  All of these instruments are described further below.  In particular, see Subsequent Events for descriptions of the $210.0 million Term Loan, the $300.0 million Notes, the new $30.0 million senior secured revolving credit facility and the Registration Rights Agreement.

The Company’s management anticipates that the principal uses of cash during the twelve month period ending June 30, 2012 will include the payment of operating expenses, accounts payable and accrued expenses, programming costs, residuals and participations of $8.0 million, interest and mandatory principal payments under the credit facility of $25.0 million to $30.0 million, and additional principal payments made from excess cash flows as defined, and due, under the credit facility.  The Company also paid approximately $1.0 million for cash dividends on Preferred Stock through July 14, 2011. The Company believes that cash on hand, cash generated by operations, and borrowing availability under its bank credit facility, will be sufficient to fund the Company’s operations and enable the Company to meet its liquidity needs through June 30, 2012.

1.   Business and organization

Organization

Crown Media Holdings, Inc. ("Crown Media Holdings" or the "Company"), through its wholly-owned subsidiary, Crown Media United States, LLC ("Crown Media United States"), owns and operates pay television channels (collectively the "Channels" or the "channels") dedicated to high quality, entertainment programming for adults and families, in the United States. At June 29, 2010, following the recapitalization of the Company as described below, the significant investor in the Company was H C Crown Corp. ("HCC"), a subsidiary of Hallmark Cards, Incorporated ("Hallmark Cards").

The Company's continuing operations are currently organized into one operating segment, the channels.

Recapitalization of the Company

On June 29, 2010 the Company consummated a series of recapitalization transactions (the "Recapitalization") pursuant to a Master Recapitalization Agreement dated February 26, 2010, by and among the Company, Hallmark Cards, HCC and related entities.

Among other things, the Recapitalization included the following:

•
Exchange of approximately $1.162 billion of debt (the "HCC Debt") for new debt, preferred stock and common stock;

•
Mergers of two intermediate holding companies, Hallmark Entertainment Investments Co. ("HEI") and Hallmark Entertainment Holdings, Inc. ("HEH"), with and into the Company (collectively, the "Mergers");

•
Reclassification of shares of Class B common stock into shares of Class A common stock upon the filing of the Second Amended and Restated Certificate of Incorporation; and

•
Approval and authorization for the future filing of the Third Amended and Restated Certificate of Incorporation, the principal effect of which would be a reverse split of shares of common stock in such ratio and at such time as authorized by the Company's Board of Directors.

The following were issued in exchange for HCC Debt:

•
$315.0 million principal amount of new debt issued pursuant to the terms of the credit agreement between the Company and HCC (the "Credit Agreement") in two tranches: (i) the $200.0 million Term A Loan bearing interest at 9.5% per annum through December 31, 2011, and 12% thereafter and (ii) the $115.0 million Term B Loan bearing interest at 11.5% through December 31, 2011, and 14.0% thereafter (collectively, the "New Debt"—see Note 8);
•
185,000 shares of the Company's Series A Convertible Preferred Stock ("Preferred Stock"), $0.01 par value, with the terms summarized under "Preferred Stock Terms" in footnote 11 below; and

•
254,887,860 shares of the Company's Class A common stock in exchange for the residual amount of HCC Debt converted at $2.5969 per share.

Immediately after consummation of the Mergers and issuance of common stock in partial exchange for HCC Debt, HCC owned approximately 90.3% of the Company's Class A common stock and all of the outstanding Preferred Stock.

In addition, the transactions resulted in the following:

•
The decrease of the authorized Preferred Stock to 1,000,000 shares; the increase of the authorized shares of Class A common stock to 500,000,000 shares; and the elimination of the Class B common stock;

•
Amendment No. 2 to the Tax Sharing Agreement between the Company and Hallmark Cards, which, among other things, (i) permits Hallmark Cards to defer any future tax benefit payable to the Company for application against future tax liabilities of the Company (ii) allows the Company to deduct interest accrued on the 10.25% Senior Secured Note from January 1, 2010, through June 29, 2010; and (iii) provides for the treatment of the Recapitalization under the Tax Sharing Agreement (see Note 9 below);

•
Execution of the registration rights agreement, by and among the Company and HCC;

•
Extension of the Company's $30.0 million revolving line of credit to June 30, 2011, and Hallmark Card's agreement to guarantee up to $30.0 million for such revolving line of credit (see Notes 7 and 8 below); and

•
A Stockholders Agreement, by and among the Company, HCC and Hallmark Cards, pursuant to which, among other things, Hallmark Cards entities agreed not to acquire, through December 31, 2013, additional shares of Class A common stock, subject to certain exceptions, and agreed to certain restrictions on their ability to sell or transfer shares of Class A common stock until December 31, 2013 and, subject to lesser restrictions, until December 31, 2020.

See "Recapitalization" in Note 8 for the accounting treatment of the Recapitalization.

Liquidity

As of December 31, 2010, the Company had $30.6 million in cash and cash equivalents on hand. Also available to the Company was the full $30.0 million bank credit facility which expires June 30, 2011. Day-to-day cash disbursement requirements have typically been satisfied with cash on hand and operating cash receipts supplemented with the borrowing capacity available under the bank credit facility and, prior to the Recapitalization, forbearance by Hallmark Cards and its affiliates.

The Company's management anticipates that the principal uses of cash during the twelve month period ending December 31, 2011, will include the payment of operating expenses, accounts payable and accrued expenses, programming costs, and nominal interest of approximately $30.0 million to $35.0 million and a principal payment of approximately $9.3 million due under the New Debt issued in the Recapitalization. Subject to the legal availability of funds and approval by the Company's board of directors, the Company may also pay approximately $25.9 million for cash dividends on Preferred Stock during the year ending December 31, 2011; at the option of the Company's board of directors, such dividends may be paid in the form of additional shares of Preferred Stock.